Related Party (Details) - USD ($)															3 Months Ended		12 Months Ended
	Sep. 26, 2026	Nov. 13, 2025	Nov. 10, 2025	Nov. 03, 2025	Oct. 30, 2025	Oct. 21, 2025	Jun. 04, 2025	Jun. 01, 2025	Mar. 31, 2025	Feb. 27, 2025	Dec. 30, 2024	May 31, 2024	Apr. 05, 2024	Apr. 20, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Feb. 09, 2026	Jul. 01, 2025	Jun. 13, 2024
Related Party [Line Items]
Consulting services															$ 10,000	$ 0		$ 58,750	$ 0
Issuance of promissory note										$ 365,000										$ 55,300	$ 86,130
Maturity date								Dec. 01, 2026			Mar. 31, 2025
Exercise price per share of warrants (in Dollars per share)															$ 10			$ 10
Gross proceeds of warrant															$ 164,500
Fair value of the warrants															(270,784)			$ 992,731	(7,836,522)
Interest expense		$ 4,250								4,250									64
Accrued interest																		6,166
Investments and disposals	$ 361,143
Living expenses																	$ 24,216
Accrued interest															$ 15,560	68,095		$ 780,597	319,155
Principal amount									$ 237,000	20,250			$ 56,250
Term of warrant				5 years		5 years	5 years								5 years							5 years
Debt discount									$ 0						$ 559,252	0
Location, Statement of Other Comprehensive Income, Balance [Axis]: crtd:GeneralAndAdministrativeExpensesMember
Related Party [Line Items]
Payment of living expenses															45,000	34,000
Warrant [Member]
Related Party [Line Items]
Exercise price per share of warrants (in Dollars per share)																		$ 0.9
Gross proceeds of warrant												$ 177,560
Fair value of the warrants												$ 177,560
Location, Statement of Income, Balance [Axis]: crtd:LivingExpensesMember
Related Party [Line Items]
Payment of living expenses															60,163	38,840
Living expenses																		$ 171,316	153,004
April 2023 Loan Agreement [Member]
Related Party [Line Items]
Interest expense															1,333	1,809
April 2023 Loan Agreement [Member] | Warrant [Member]
Related Party [Line Items]
Purchase of warrant (in Shares)												3,778
Exercise price per share of warrants (in Dollars per share)												$ 35
April 2023 Loan Agreement [Member] | Mr. Rosen [Member]
Related Party [Line Items]
Issuance of promissory note														$ 130,000
Interest rate														18.00%
Maturity date														Apr. 26, 2023
Description of extend the maturity period												Mr. Rosen agreed to extend the maturity date of the April 2023 Note until December 28, 2024
April 2023 Loan Agreement [Member] | Mr. Rosen [Member] | Warrant [Member]
Related Party [Line Items]
Purchase of warrant (in Shares)												3,778
Exercise price per share of warrants (in Dollars per share)												$ 35
Gross proceeds of warrant												$ 177,560
April 2023 Loan Agreement [Member] | Arthur Rosen [Member]
Related Party [Line Items]
Issuance of promissory note														$ 130,000
Interest rate														18.00%
Maturity date														Apr. 26, 2023
Description of extend the maturity period												Mr. Rosen agreed to extend the maturity date of the April 2023 Note until December 28, 2024
Principal balance																		31,213	41,213
Interest balance																		3,024	7,521
Accrued interest																		5,503	7,521
Principal amount																		10,000	0
April 2023 Loan Agreement [Member] | Mr. Frommer [Member] | Arthur Rosen [Member]
Related Party [Line Items]
Issuance of promissory note											$ 117,615
December 30, 2024 Loan Agreement [Member]
Related Party [Line Items]
Interest expense															$ 1,086	1,809
December 30, 2024 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party [Line Items]
Issuance of promissory note											$ 117,614
Interest rate															20.00%
Maturity date											Feb. 28, 2026
December 30, 2024 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party [Line Items]
Interest rate											20.00%
Maturity date											Feb. 28, 2026
Accrued interest																		13,943	64
Principal amount																		93,649
Interest rate																			$ 14,007
February 27, 2025 Note [Member] | Flewber Global, Inc. [Member]
Related Party [Line Items]
Issuance of promissory note										$ 365,000
Maturity date										Feb. 27, 2026
Interest expense															$ 9,000	$ 3,156
Accrued interest										$ 3,000
Interest balance																		29,984
Principal amount																		3,554
Interest rate										$ 3,000								27,239
First June 4, 2025 Loan Agreement [Member] | Warrant [Member]
Related Party [Line Items]
Purchase of warrant (in Shares)												1,875
Exercise price per share of warrants (in Dollars per share)												$ 20
Term of warrant												5 years
First June 4, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party [Line Items]
Issuance of promissory note							$ 12,500					$ 6,477
Maturity date							Jun. 30, 2025
Principal amount																		$ 12,500
Percentage of debt instrument rate												52.00%
Debt discount												$ 6,023
First June 4, 2025 Loan Agreement [Member] | Mr. Frommer [Member] | Warrant [Member]
Related Party [Line Items]
Issuance of promissory note												$ 6,023
Percentage of debt instrument rate												48.00%
October 21, 2025 Loan Agreement [Member] | Warrant [Member]
Related Party [Line Items]
Purchase of warrant (in Shares)						17,500
Exercise price per share of warrants (in Dollars per share)						$ 20
Term of warrant						5 years
October 21, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party [Line Items]
Issuance of promissory note						$ 14,000
Maturity date						Dec. 31, 2025
Principal amount					$ 14,000
Percentage of debt instrument rate						14.00%
Debt discount						$ 12,069
October 21, 2025 Loan Agreement [Member] | Mr. Frommer [Member] | Warrant [Member]
Related Party [Line Items]
Issuance of promissory note						$ 12,069
Percentage of debt instrument rate						86.00%
October 21, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party [Line Items]
Issuance of promissory note						$ 1,931
November 3, 2025 Loan Agreement [Member]
Related Party [Line Items]
Principal amount			$ 12,100
Percentage of debt instrument rate				15.00%
Debt discount				$ 10,314
November 3, 2025 Loan Agreement [Member] | Warrant [Member]
Related Party [Line Items]
Issuance of promissory note				$ 10,314
Purchase of warrant (in Shares)				12,050
Exercise price per share of warrants (in Dollars per share)				$ 20
Term of warrant				5 years
Percentage of debt instrument rate				85.00%
November 3, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party [Line Items]
Issuance of promissory note				$ 12,100
Maturity date				Nov. 15, 2025
November 3, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party [Line Items]
Issuance of promissory note				$ 1,786